United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 02/29/16

Item 1. Schedule of Investments

Federated Emerging Markets Equity Fund
Portfolio of Investments
February 29, 2016 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—80.4%
		Austria—5.6%
8,450	[1]	Erste Group Bank AG	$216,437
3,300		OMV AG	86,208
14,300		UNIQA Insurance Group AG	86,365
3,600		Voestalpine AG	103,533
10,000		Wienerberger AG	176,654
		TOTAL	669,197
		Brazil—5.7%
36,200		Ambev SA, ADR	157,108
20,720		Banco Bradesco SA, ADR	109,816
14,800		BB Seguridade Participacoes SA	88,898
3,100		BRF SA	39,681
17,277		Itau Unibanco Holding SA, ADR	108,845
16,500		Kroton Educacional SA	40,967
14,000		Lojas Renner SA	62,756
6,900	[1]	Petroleo Brasileiro SA, ADR	17,457
5,000		Raia Drogasil SA	57,290
		TOTAL	682,818
		China—14.4%
1,200	[1]	Alibaba Group Holding Ltd., ADR	82,572
800	[1]	Baidu, Inc., ADR	138,736
133,000		Beijing Capital International Airport Co. Ltd.	115,712
340,000		China Construction Bank Corp.	199,024
40,000		China Merchants Bank Co. Ltd.	74,877
2,100		China Mobile Ltd., ADR	112,329
40,000		China Overseas Land & Investment Ltd.	119,054
71,700		Great Wall Motor Company Ltd.	51,802
1,400		NetEase, Inc., ADR	188,454
14,500		New China Life Insurance Co. Ltd.	41,935
27,500		Ping An Insurance (Group) Co. of China Ltd.	116,675
58,400		Sinopharm Group Co. Ltd.	212,485
14,700		Tencent Holdings Ltd.	267,869
		TOTAL	1,721,524
		Czech Republic—2.0%
1,700		CEZ AS	25,057
1,170		Komercni Banka AS	217,452
		TOTAL	242,509
		Hungary—2.6%
2,000		MOL Hungarian Oil & Gas PLC	97,510
10,100		OTP Bank PLC	209,973
		TOTAL	307,483
		India—5.9%
2,800	[2]	Axis Bank Ltd., GDR	79,131
25,500		ICICI Bank Ltd., ADR	144,585
12,250		Infosys Ltd., ADR	206,045
6,100	[2,3]	Reliance Industries Ltd., GDR	172,048
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		India—continued
3,500	[1]	WNS Holdings Ltd., ADR	$99,750
		TOTAL	701,559
		Mexico—7.1%
41,000		Alsea SAB de CV	154,411
13,700		Fibra Uno Administracion SA de CV	28,594
1,300		Fomento Economico Mexicano SAB de CV, ADR	121,667
900		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	125,946
25,400		Grupo Financiero Banorte SAB de CV	128,205
40,000		Grupo Lala SAB de CV	93,525
12,000		Infraestructura Energetica Nova SAB de CV	46,994
64,000		Wal-Mart de Mexico SAB de CV	150,698
		TOTAL	850,040
		Philippines—7.2%
11,000		Ayala Corp.	159,314
125,000		Ayala Land, Inc.	86,533
1,600		Globe Telecom, Inc.	59,616
102,000		JG Summit Holdings, Inc.	143,384
10,000		Jollibee Foods Corp.	46,030
60,000	[1]	Metro Bank and Trust Co.	95,342
400,000		Metro Pacific Investments Corp.	48,760
325,000		SM Prime Holdings, Inc.	141,844
19,000		Universal Robina Corp.	79,256
		TOTAL	860,079
		Poland—0.3%
500	[1]	BRE Bank SA	40,372
		Romania—0.3%
13,000	[1]	BRD-Groupe Societe Generale SA	31,383
		Russia—4.2%
18,000		Gazprom PAO, ADR	65,830
1,200		Lukoil PJSC, ADR	42,588
1,200	[2]	Magnit PJSC, GDR	39,862
3,800		MMC Norilsk Nickel PJSC, ADR	45,828
600	[2]	Novatek OAO, GDR	51,463
15,000	[2]	Rosneft, GDR	56,151
21,000		Sberbank of Russia PJSC, ADR	127,050
17,500	[2]	VTB Bank PJSC, GDR	32,606
1,900	[1,2]	X5 Retail Group NV, GDR	35,181
		TOTAL	496,559
		South Africa—3.4%
1,500	[1]	Aspen Pharmacare Holdings Ltd.	26,435
14,500		AVI Ltd.	69,973
32,000		FirstRand Ltd.	88,734
4,200		Mr. Price Group Ltd.	43,350
500		Naspers Ltd., Class N	59,279
2,000		Nedbank Group Ltd.	22,811
19,000		RMB Holdings Ltd.	68,139
6,000		Steinhoff International Holdings NV	31,877
		TOTAL	410,598
		South Korea—4.9%
375		Hyundai Motor Co.	44,843
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—continued
923		Kia Motors Corp.	$34,533
3,350		Korea Electric Power Corp.	159,269
179		Samsung Electronics Co. Ltd.	170,162
1,800	[1]	Shinhan Financial Group Co. Ltd., ADR	55,350
1,200		SK Hynix, Inc.	29,042
4,700		SK Telecom Co. Ltd., ADR	97,854
		TOTAL	591,053
		Taiwan—3.9%
3,000		Catcher Technology Co. Ltd.	23,399
13,000		Chunghwa Telecom Co. Ltd.	40,894
127,165		First Financial Holding Co. Ltd.	59,086
23,820		Hon Hai Precision Industry Co. Ltd.	55,803
25,000		Nan Ya Plastics Corp.	47,627
10,000		Pegatron Corp.	23,652
14,000		Pou Chen Corp.	17,255
28,000		Taiwan Semiconductor Manufacturing Co. Ltd.	126,030
23,200		Uni-President Enterprises Corp.	40,059
48,000		United Microelectronics Corp.	19,422
59,180		Yuanta Financial Holding Co. Ltd.	18,935
		TOTAL	472,162
		Thailand—9.8%
12,900		Advanced Info Service PCL, GDR	61,668
12,800		Airports of Thailand PCL, GDR	143,729
167,200		Bangkok Dusit Medical Services PCL, GDR	101,327
78,400		Central Pattana PCL, GDR	102,256
50,800		CP ALL PCL, GDR	61,621
37,600		Kasikornbank PCL, GDR	179,806
184,140		Minor International PCL, GDR	185,915
10,800		PTT PCL, GDR	79,316
11,200		Siam Cement PCL, GDR	138,926
30,800		Siam Commercial Bank PCL, GDR	119,599
		TOTAL	1,174,163
		United Arab Emirates—3.1%
32,800		Abu Dhabi Commercial Bank PJSC	60,831
90,000		Air Arabia PJSC	32,960
47,000		Aldar Properties PJSC	31,946
16,500		Dubai Islamic Bank PJSC	28,675
40,000	[1]	Emaar Malls Group PJSC	29,973
40,500		Emaar Properties PJSC	64,508
28,500		First Gulf Bank PJSC	98,949
12,000		National Bank of Abu Dhabi PJSC	26,794
		TOTAL	374,636
		TOTAL COMMON STOCKS (IDENTIFIED COST $10,826,429)	9,626,135
		WARRANTS—0.0%
		Thailand—0.0%
4,800	[1]	Minor International PCL, Expiration Date 11/3/2017 (IDENTIFIED COST $0 )	687
3

Shares			Value in U.S. Dollars
		INVESTMENT COMPANY—18.9%
		United States—18.9%
2,256,060	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[5] (AT NET ASSET VALUE)	$2,256,060
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $13,082,489) [6]	11,882,882
		OTHER ASSETS AND LIABILITIES - NET—0.7%[7]	82,043
		TOTAL NET ASSETS—100%	$11,964,925
At February 29, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1BIST 30, Long Futures	136	$424,606	April 2016	$5,742
1MSCI TAIWAN Index, Long Futures	21	$644,910	March 2016	$2,809
1WIG20 Index, Long Futures	70	$637,511	March 2016	$15,406
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$23,957
The average notional value of long futures contracts held by the Fund throughout the period was $1,819,525. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/15/2016	JPMorgan	338,500 EUR	$380,577	$(12,159)
5/24/2016	Citibank	4,375,000 MXN	$240,370	$(756)
Contracts Sold:
3/15/2016	Citibank	1,375,000 EUR	$1,518,419	$21,894
5/26/2016	Bank of America	1,587,840 CNH	$240,000	$(362)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$8,617
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $9,663 and $49,540, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $466,442, which represented 3.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 29, 2016, these liquid restricted securities amounted to $172,048, which represented 1.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at February 29, 2016, is as follows:
	Acquisition Date	Cost	Market Value
Axis Bank Ltd., GDR	4/29/2014-2/24/2016	$232,197	$79,131
Magnit PJSC, GDR	8/11/2015	$62,135	$39,862
Novatek OAO, GDR	8/12/2015	$57,607	$51,463
Rosneft, GDR	8/12/2015	$54,330	$56,151
VTB Bank PJSC, GDR	8/12/2015	$37,376	$32,606
X5 Retail Group NV, GDR	8/11/2015	$34,637	$35,181
4

4	Affiliated holding.
5	7-day net yield.
6	The cost of investments for federal tax purposes was $13,082,489. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) future contracts; and (c) outstanding foreign currency commitments was $1,199,607. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $497,104 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,696,711.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
5

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
International	$2,873,999	$6,752,136	$—	$9,626,135
Warrants	687	—	—	687
Investment Company	2,256,060	—	—	2,256,060
TOTAL SECURITIES	$5,130,746	$6,752,136	$—	$11,882,882
Other Financial Instruments:[1]
Assets	$23,957	$21,894	$—	$45,851
Liabilities	—	(13,277)	—	(13,277)
TOTAL OTHER FINANCIAL INSTRUMENTS	$23,957	$8,617	$—	$32,574
1	Other Financial Instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CNH	—Chinese Offshore Yuan
EUR	—Euro
GDR	—Global Depositary Receipt
MXN	—Mexican Peso
6
Federated InterContinental Fund
Portfolio of Investments
February 29, 2016 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.9%
		Austria—3.3%
74,000	[1]	Erste Group Bank AG	$1,895,420
24,000		OMV AG	626,970
107,700		UNIQA Insurance Group AG	650,455
39,300		Voestalpine AG	1,130,240
71,484		Wienerberger AG	1,262,795
		TOTAL	5,565,880
		Czech Republic—1.1%
48,000		CEZ AS	707,498
6,100		Komercni Banka AS	1,133,724
		TOTAL	1,841,222
		Denmark—8.9%
152,200		Danske Bank A/S	4,151,269
72,932		DSV, A/S	2,972,147
30,000		ISS A/S	1,041,617
18,129		NKT Holding A/S	971,811
67,100		Novo Nordisk A/S, ADR	3,448,940
24,050		Sydbank A/S	653,664
26,600		Vestas Wind Systems A/S	1,792,446
		TOTAL	15,031,894
		Germany—13.1%
16,600		Allianz SE	2,474,976
15,300		BASF SE	1,000,136
23,200		Bayer AG	2,434,310
37,700		Daimler AG	2,587,338
60,703	[1,2,3]	Deutsche Pfandbriefbank AG	550,166
157,500		Deutsche Telekom AG, Class REG	2,641,116
49,800	[1]	Dialog Semiconductor PLC	1,638,974
10,000		HeidelbergCement AG	735,369
6,400		Henkel AG & Co. KGaA	645,339
61,000		ProSiebenSat.1 Media SE	3,129,469
27,000		SAP SE	2,053,859
10,100		Siemens AG	937,917
20,500		Symrise AG	1,315,157
		TOTAL	22,144,126
		Hungary—1.0%
9,900		MOL Hungarian Oil & Gas PLC	482,673
56,300		OTP Bank PLC	1,170,446
		TOTAL	1,653,119
		Ireland—6.4%
8,337,000	[1]	Bank of Ireland	2,367,770
148,759		CRH PLC	3,802,890
40,500		Kerry Group PLC, Class A	3,539,788
52,000		Smurfit Kappa Group PLC	1,202,248
		TOTAL	10,912,696
		Italy—2.8%
30,400		Azimut Holding SpA	584,653

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Italy—continued
189,100		Cerved Information Solutions SpA	$1,487,428
9,094	[1]	Ferrari NV	352,090
90,943		Fiat Chrysler Automobiles NV	622,305
16,000		Luxottica Group SpA	917,409
216,630		UniCredit SpA	803,712
		TOTAL	4,767,597
		Japan—30.2%
85,000		Aisin Seiki Co. Ltd.	3,388,841
51,800		Alps Electric Co. Ltd.	845,467
406,000		ANA Holdings, Inc.	1,145,844
76,300		Chugai Pharmaceutical Co. Ltd.	2,256,875
22,800		Disco Corp.	2,092,557
30,000		Don Quijote Holdings Co. Ltd.	999,626
37,000	[4]	Doutor Nichires Holdings Co. Ltd.	580,724
103,100		Fuji Heavy Industries Ltd.	3,360,786
33,600		H.I.S. Co. Ltd.	953,176
387,000		Hitachi Ltd.	1,627,917
151,500		Honda Motor Co. Ltd.	3,906,560
173		Hoshino Resorts REIT, Inc.	2,112,159
34,100		Japan Airlines Co. Ltd.	1,217,957
3,100		Japan Hotel REIT Investment Corp.	2,700,387
291,000		Kubota Corp.	3,710,148
57,000		Kyowa Hakko Kirin Co. Ltd.	846,596
23,400		Murata Manufacturing Co. Ltd.	2,797,550
383,000		Nippon Express Co. Ltd.	1,690,173
31,200		Oriental Land Co. Ltd.	2,132,455
510,000		Osaka Gas Co. Ltd.	1,937,637
69,500		Resorttrust, Inc.	1,596,033
229,200		Sekisui House Ltd.	3,718,647
74,400		Shionogi and Co. Ltd.	3,176,173
44,400		Sumitomo Mitsui Financial Group, Inc.	1,237,913
77,300		Yamaha Motor Co. Ltd.	1,145,290
		TOTAL	51,177,491
		Mexico—5.9%
330,000		Alpek SAB de CV	494,363
375,000		Alsea SAB de CV	1,412,300
323,900		Fibra Uno Administracion SA de CV	676,027
10,500		Fomento Economico Mexicano SAB de CV, ADR	982,695
46,000		Gruma SAB de CV, Class B	735,949
6,900		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	965,586
355,000		Grupo Financiero Banorte SAB de CV	1,791,840
435,000		Grupo Lala SAB de CV	1,017,080
152,000		Infraestructura Energetica Nova SAB de CV	595,257
575,000		Wal-Mart de Mexico SAB de CV	1,353,930
		TOTAL	10,025,027
		Netherlands—8.0%
27,400	[1,2,3]	ABN AMRO Group NV, GDR	540,622
5,931		Akzo Nobel NV	348,643
9,300		ASML Holding NV	846,486
18,000	[2,3]	Grandvision NV	511,162

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Netherlands—continued
25,500		Heineken NV	$2,050,854
181,000		ING Groep NV	2,121,769
50,106	[1,2,3]	Intertrust NV	1,067,603
35,600		Koninklijke Philips NV	900,126
20,000		NN Group NV	613,435
9,700		Randstad Holdings NV	497,773
47,391		Royal Dutch Shell PLC, Class A, ADR	2,155,343
22,295		Royal Dutch Shell PLC, Class B	506,699
31,697		Unilever NV	1,355,148
		TOTAL	13,515,663
		Norway—5.3%
112,377		DNB Bank ASA	1,288,365
41,900		Royal Caribbean Cruises Ltd.	3,116,103
196,043		Statoil ASA	2,846,925
43,242		Yara International ASA	1,673,050
		TOTAL	8,924,443
		Sweden—9.9%
94,600		Hennes & Mauritz AB, Class B	3,063,458
240,200		Husqvarna AB, Class B	1,524,483
50,000		JM AB, Class B	1,187,360
163,067	[1,2,3]	Nordax Group AB	814,694
233,000		Nordea Bank AB	2,322,457
192,600		Peab AB	1,681,036
150,400		Skandinaviska Enskilda Banken AB, Class A	1,464,408
45,000		SKF AB, Class B	740,828
67,043		Swedbank AB, Class A	1,352,128
111,000		Telefonaktiebolaget LM Ericsson, Class B	1,022,165
162,200		Volvo AB, Class B	1,630,676
		TOTAL	16,803,693
		Taiwan—0.0%
27,725		Hon Hai Precision Industry Co. Ltd.	64,951
		TOTAL COMMON STOCKS (IDENTIFIED COST $162,116,785)	162,427,802
		INVESTMENT COMPANIES—4.9%[5]
304,313		Federated Money Market Management, Institutional Shares, 0.42%[6] (purchased with proceeds from securities lending collateral)	304,313
7,917,029		Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[6]	7,917,029
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	8,221,342
		TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $170,338,127)[7]	170,649,144
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[8]	(1,320,179)
		TOTAL NET ASSETS—100%	$169,328,965
At February 29, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1BIST 30 Index, Long Futures	584	$1,823,307	April 2016	$24,657
The average notional value of long futures contracts held by the Fund throughout the period was $1,818,997. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At February 29, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/15/2016	HSBC	889,800,000 JPY	$7,408,888	$487,013
3/15/2016	HSBC	1,048,372,000 JPY	$9,416,289	$(113,253)
4/29/2016	Goldman Sachs	12,398,000 CHF	$12,438,238	$16,431
Contracts Sold:
3/15/2016	Citibank	22,709,000 EUR	$25,077,662	$361,588
3/15/2016	HSBC	3,834,881,000 JPY	$31,851,171	$(2,178,769)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(1,426,990)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $997,336 and $1,260,829, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2016, these restricted securities amounted to $3,484,247, which represented 2.1% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 29, 2016, these liquid restricted securities amounted to $3,484,247, which represented 2.1% of total net assets.
4	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. As of February 29, 2016, the security subject to this type of arrangement and related collateral was as follows:

Market Value of Security Loaned	Market Value of Collateral
$291,947	$304,313
5	Affiliated holdings.
6	7-day net yield.
7	At February 29, 2016, the cost of investments for federal tax purposes was $170,338,127. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; and (c) outstanding foreign currency commitments was $311,017. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,532,235 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,221,218.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$19,591,899	$142,835,903	$—	$162,427,802
Investment Companies	8,221,342	—	—	8,221,342
TOTAL SECURITIES	$27,813,241	$142,835,903	$—	$170,649,144
Other Financial Instruments:*
Assets	$24,657	$865,032	$—	$889,689
Liabilities	—	(2,292,022)	—	(2,292,022)
TOTAL OTHER FINANCIAL INSTRUMENTS	$24,657	$(1,426,990)	$—	$(1,402,333)
*	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CHF	—Swiss Franc
EUR	—Euro
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
REIT	—Real Estate Investment Trust
6
Federated International Strategic Value Dividend Fund
Portfolio of Investments
February 29, 2016 (unaudited)
Shares		Value In U.S. Dollars
	COMMON STOCKS—97.4%
	Banks—8.3%
244,100	Bank of Montreal	$13,467,897
195,000	Canadian Imperial Bank of Commerce	12,963,969
290,000	National Australia Bank Ltd., Melbourne	5,009,764
755,100	Swedbank AB, Class A	15,228,914
299,000	Westpac Banking Corp. Ltd., Sydney	6,138,908
	TOTAL	52,809,452
	Consumer Staples—10.3%
534,115	British American Tobacco PLC	29,073,703
331,200	Philip Morris International, Inc.	30,149,136
2,725,000	Wal-Mart de Mexico SAB de CV	6,416,451
	TOTAL	65,639,290
	Energy—4.9%
2,604,000	BP PLC	12,624,744
230,894	Total SA	10,345,130
230,000	TransCanada Corp.	8,440,133
	TOTAL	31,410,007
	Food Beverage & Tobacco—19.0%
4,496,900	Ambev SA, ADR	19,516,546
847,000	Diageo PLC	21,784,147
483,155	Imperial Tobacco Group PLC	24,973,777
3,085,000	Kimberly-Clark de Mexico SABdecv, ADR	6,772,366
312,927	Nestle SA	21,918,453
598,797	Unilever PLC	25,629,062
	TOTAL	120,594,351
	Insurance—1.5%
48,296	Muenchener Rueckversicherungs-Gesellschaft AG	9,536,529
	Materials—0.8%
530,000	Amcor Ltd.	5,301,581
	Media—1.9%
678,400	Shaw Communications, Inc., Class B	11,747,902
	Pharmaceuticals Biotechnology & Life Sciences—13.7%
281,273	AstraZeneca PLC	15,956,943
1,559,643	GlaxoSmithKline PLC	30,286,031
184,400	Novartis AG	13,160,668
40,100	Roche Holding AG	10,271,186
221,986	Sanofi	17,565,182
	TOTAL	87,240,010
	Technology Hardware Storage & Peripherals—23.2%
593,000	BCE, Inc.	25,613,392
280,500	Rogers Communications, Inc., Class B	10,382,439
6,851,385	Singapore Telecom Ltd.	18,170,588
22,420	Swisscom AG	10,926,047
639,000	Telenor ASA	9,519,685
7,503,515	Telstra Corp. Ltd.	28,125,444
527,700	TELUS Corp.	15,370,774
1

Shares			Value In U.S. Dollars
		COMMON STOCKS—continued
		Technology Hardware Storage & Peripherals—continued
9,803,818		Vodafone Group PLC	$29,808,536
		TOTAL	147,916,905
		Utilities—13.8%
572,000		Emera, Inc.	19,041,301
212,000		Fortis, Inc.	5,877,399
2,303,222		National Grid PLC	30,749,405
1,328,450		SSE PLC	25,436,540
525,836		United Utilities Group PLC	6,740,739
		TOTAL	87,845,384
		TOTAL COMMON STOCKS (IDENTIFIED COST $662,127,461)	620,041,411
		INVESTMENT COMPANY—1.8%
11,568,564	[1]	Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[2] (AT NET ASSET VALUE)	11,568,564
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $673,696,025)[3]	631,609,975
		OTHER ASSETS AND LIABILITIES—NET—0.8%[4]	5,310,693
		TOTAL NET ASSETS—100%	$636,920,668
At February 29, 2016, the fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation
Contracts Purchased:
3/1/2016	Morgan Stanley	1,165,250 GBP	$1,616,610	$5,240
Contracts Sold:
3/1/2016	JPMorgan	2,350,716 EUR	$2,558,289	$1,051
3/2/2016	BNY Mellon	244,120 CHF	$244,601	$114
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$6,405
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,263 and $1,601, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	7-day net yield.
3	At February 29, 2016, the cost of investments for federal tax purposes was $673,696,025. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $42,086,050. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,193,126 and net unrealized depreciation from investments for those securities having an excess of cost over value of $69,279,176.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
2

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$30,149,136	$—	$—	$30,149,136
International	155,610,569	434,281,706	—	589,892,275
Investment Company	11,568,564	—	—	11,568,564
TOTAL SECURITIES	$197,328,269	$434,281,706	$—	$631,609,975
Other Financial Instruments:*
Assets	$6,291	$114	$—	$6,405
Liabilities	—	—	—	—
OTHER FINANCIAL INSTRUMENTS	$6,291	$114	$—	$6,405
*	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
4
Federated Managed Volatility Fund
Portfolio of Investments
February 29, 2016 (unaudited)
Shares or Contracts		Value
	COMMON STOCKS—36.7%
	Consumer Discretionary—3.1%
214	Big Lots, Inc.	$8,656
149	Comcast Corp., Class A	8,602
440	Darden Restaurants, Inc.	28,107
308	Foot Locker, Inc.	19,250
1,408	Ford Motor Co.	17,614
352	Home Depot, Inc.	43,690
177	Kohl's Corp.	8,261
557	Lowe's Cos., Inc.	37,614
400	M.D.C. Holdings, Inc.	8,844
69	McDonald's Corp.	8,086
384	TJX Cos., Inc.	28,455
168	Target Corp.	13,180
308	Walt Disney Co.	29,420
	TOTAL	259,779
	Consumer Staples—4.1%
985	Altria Group, Inc.	60,646
400	Campbell Soup Co.	24,700
624	ConAgra Foods, Inc.	26,245
90	Dr. Pepper Snapple Group, Inc.	8,238
368	General Mills, Inc.	21,657
198	Kimberly-Clark Corp.	25,799
2,531	Koninklijke Ahold N.V., ADR	55,151
524	PepsiCo, Inc.	51,258
578	Philip Morris International, Inc.	52,615
358	Vector Group Ltd.	8,316
128	Wal-Mart Stores, Inc.	8,492
	TOTAL	343,117
	Energy—2.8%
798	Baker Hughes, Inc.	34,210
624	Exxon Mobil Corp.	50,013
273	Imperial Oil Ltd.	8,715
784	Marathon Petroleum Corp.	26,852
696	Tesoro Petroleum Corp.	56,153
996	Valero Energy Corp.	59,840
	TOTAL	235,783
	Financials—7.2%
266	Allstate Corp.	16,880
293	American Financial Group, Inc. Ohio	19,655
1,719	American International Group, Inc.	86,294
512	Assurant, Inc.	36,403
2,782	Bank of America Corp.	34,831
145	Chubb Ltd.	16,752
182	Discover Financial Services	8,448
564	First Financial Bancorp	9,458
2,407	Hartford Financial Services Group, Inc.	101,383
1,055	Hospitality Properties Trust	25,615
1

Shares or Contracts		Value
	COMMON STOCKS—continued
	Financials—continued
1,193	J.P. Morgan Chase & Co.	$67,166
159	Marsh & McLennan Cos., Inc.	9,071
401	NASDAQ, Inc.	25,379
1,412	Old Republic International Corp.	25,134
241	PNC Financial Services Group	19,596
184	Post Properties, Inc.	10,254
34	Public Storage	8,483
784	Retail Properties of America, Inc.	11,517
448	STORE Capital Corp.	10,819
79	The Travelers Cos., Inc.	8,494
432	U.S. Bancorp	16,641
197	Vornado Realty Trust	17,013
388	Wells Fargo & Co.	18,205
	TOTAL	603,491
	Health Care—6.1%
401	Amgen, Inc.	57,054
647	Aetna, Inc.	70,284
312	Anthem, Inc.	40,775
226	Baxter International, Inc.	8,929
469	Cardinal Health, Inc.	38,317
715	Gilead Sciences, Inc.	62,384
645	Johnson & Johnson	67,861
840	Merck & Co., Inc.	42,176
1,706	Pfizer, Inc.	50,617
1,326	Teva Pharmaceutical Industries, Ltd., ADR	73,726
	TOTAL	512,123
	Industrials—4.8%
616	Alaska Air Group, Inc.	45,522
549	Boeing Co.	64,881
195	Delta Air Lines, Inc.	9,407
372	Deluxe Corp.	21,356
544	General Dynamics Corp.	74,131
1,170	General Electric Co.	34,094
255	Huntington Ingalls Industries, Inc.	33,420
40	Lockheed Martin Corp.	8,632
1,320	Masco Corp.	37,224
395	Nielsen Holdings PLC	19,884
112	Northrop Grumman Corp.	21,529
110	Stanley Black & Decker, Inc.	10,341
87	United Technologies Corp.	8,406
302	Waste Management, Inc.	16,867
	TOTAL	405,694
	Information Technology—4.6%
537	Apple, Inc.	51,923
1,078	Avnet, Inc.	44,360
330	CA, Inc.	9,666
591	CSRA, Inc.	15,336
3,280	Cisco Systems, Inc.	85,870
649	Computer Sciences Corp.	18,698
339	EMC Corp. Mass	8,858
2

Shares or Contracts		Value
	COMMON STOCKS—continued
	Information Technology—continued
642	Hewlett Packard Enterprise Co.	$8,519
343	Intel Corp.	10,149
128	International Business Machines Corp.	16,772
356	Juniper Networks, Inc.	8,793
1,350	Maxim Integrated Products, Inc.	45,711
1,294	Microsoft Corp.	65,839
	TOTAL	390,494
	Materials—0.9%
826	Avery Dennison Corp.	53,789
180	Bemis Co., Inc.	8,833
195	Cabot Corp.	8,683
112	Worthington Industries, Inc.	3,484
	TOTAL	74,789
	Telecommunication Services—1.5%
407	BCE, Inc.	17,550
562	CenturyLink, Inc.	17,192
1,839	Verizon Communications	93,292
	TOTAL	128,034
	Utilities—1.6%
399	Duke Energy Corp.	29,638
438	Entergy Corp.	31,628
257	FirstEnergy Corp.	8,602
850	NiSource, Inc.	18,258
961	Public Service Enterprises Group, Inc.	40,996
251	UGI Corp.	9,277
	TOTAL	138,399
	TOTAL COMMON STOCKS (IDENTIFIED COST $3,187,909)	3,091,703
	PURCHASED CALL OPTIONS—0.1%
10	SPDR S&P 500 ETF Trust Strike Price $200.00, Expiration Date 6/17/2016	4,075
38	SPDR S&P 500 ETF Trust Strike Price $210.00, Expiration Date 3/18/2016	76
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $23,756)	4,151
	INVESTMENT COMPANIES—62.5%[2]
48,250	Emerging Markets Fixed Income Core Fund	1,645,166
84,236	Federated Mortgage Core Portfolio	839,834
553,661	Federated Prime Value Obligations Fund, Institutional Shares, 0.43%[3]	553,661
386,357	High Yield Bond Portfolio	2,221,550
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,541,873)	5,260,211
	TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $8,753,538)[4]	8,356,065
	OTHER ASSETS AND LIABILITIES - NET—0.7%[5]	57,933
	TOTAL NET ASSETS—100%	$8,413,998
At February 29, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
1S&P 500 E-Mini Index Short Futures	10	$964,750	March 2016	$(4,745)
[1]United States Treasury Notes 10-Year Short Futures	2	$261,031	June 2016	$(208)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(4,953)
3

The average notional value of long and short futures contracts held by the Fund throughout the period was $660,219 and $770,145, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
The average notional value of purchased options contracts held by the Fund throughout the period was $17,188. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated holdings.
3	7-day net yield.
4	At February 29, 2016, the cost of investments for federal tax purposes was $8,752,759. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $396,694. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $76,748 and net unrealized depreciation from investments for those securities having an excess of cost over value of $473,442.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
4

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principal in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 29, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,916,677	$—	$—	$2,916,677
International	175,026	—	—	175,026
Purchased Call Options	4,151	—	—	4,151
Investment Companies[1]	553,661	4,706,550	—	5,2260,211
TOTAL SECURITIES	$3,649,515	$4,706,550	$—	$8,356,065
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(4,953)	—	—	(4,953)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(4,953)	$—	$—	$(4,953)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the “NAV “) is not publicly available.
2	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 25, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 25, 2016